Other payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt and credit facilities [Abstract]
Accrued professional fees		$ 68
Accrued transportation expenses	70	34
Others	165	151
Other taxes payable	144	91
Other Payables	$ 379	$ 344